Leases	12 Months Ended
Mar. 31, 2024
Lessee Disclosure [Abstract]
Leases
6.
Leases

The Company entered into operating lease agreements primarily for shops and malls, offices, warehouses and land. Certain lease agreements contain an option for the Company to renew a lease for a term of up to five years or an option to terminate a lease early. The Company considers these options in determining the classification and measurement of the leases.

The leases may include variable payments based on measures such as the level of sales at a physical store, which are expensed as incurred.

Components of operating lease cost are as follows:

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Operating lease cost	10,982	10,802	10,752
Variable lease cost	837	672	655
Total operating lease cost	11,819	11,474	11,407

For the years ended March 31, 2022, 2023 and 2024, cash payments for operating leases amounted to RMB6,556 million, RMB8,050 million and RMB10,452 million, respectively. For the years ended March 31, 2023 and 2024, the operating lease assets obtained in exchange for operating lease liabilities amounted to RMB5,030 million and RMB7,969 million, respectively.

As of March 31, 2023 and 2024, the Company’s operating leases had a weighted average remaining lease term of 9.3 years and 9.2 years, respectively. As of the same dates, the Company’s operating leases had a weighted average discount rate of 4.8% and 4.7%, respectively. Future lease payments under operating leases as of March 31, 2024 are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2025	7,297
2026	5,875
2027	5,034
2028	4,320
2029	3,687
Thereafter	18,429
44,642
Less: imputed interest	(9,804)
Total operating lease liabilities (Note 19)	34,838